Income Taxes	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income Taxes
10	Income taxes
The Company has holding companies in Cayman Island, British Virgin Islands, Hong Kong and its main operations is in the PRC. The Company’s entities are subject to local statutory income tax rate in these jurisdictions. Specifically, the Company’s PRC entities are subject to a statutory income tax rate of 25% and a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%, in accordance with the Enterprise Income Tax Law (the “EIT Law”). The Company’s Hong Kong entity is subject to a statutory income tax rate of 16.5%, in accordance with the Hong Kong tax laws.
The Company recorded an income tax expense of RMB11 and RMB135 (US$20), representing an effective tax rate of (0.03%) and (0.24%) respectively for the six months ended June 30, 2021 and 2022.
The Company recorded uncertain income tax liabilities of RMB117 (US$17)
upon
acquisition of SendCloud. The Company does not have any uncertain tax positions nor has it recognized any interest or penalties for the six months ended June 30, 2021 and 2022.